Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Significant Accounting Policies (Details) [Line Items]
Restricted cash			$ 45,297
Accounts receivable	679,952		762,992
Inventory Adjustments	153,343		172,070
Refunds liabilities	109,411		122,773
Advance from customers	65,101		77,366
Advertising expense	150,046	$ 229,112
Accumulated other comprehensive income	(779,395)		956,142
Cash and cash equivalents	$ 2,981,034	$ 31,321	15,569,619	$ 13,358,975
Concentration risk percentage	10.00%	10.00%
Credit Risk [Member]
Significant Accounting Policies (Details) [Line Items]
Accounts receivable	$ 679,952		$ 762,992
Accounts Receivable [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage			10.00%
Number of customers	1		1
Accounts Payable [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage	10.00%		10.00%